SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	6 Months Ended
Jun. 30, 2023
Accounting Policies [Abstract]
Basis of Presentation
Basis of Presentation
The accompanying unaudited Condensed Consolidated Financial Statements of the Manager have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for interim financial information and are presented in U.S. Dollars. The Condensed Consolidated Financial Statements, including these notes, are unaudited and exclude some of the disclosures required in annual financial statements. Management believes it has made all necessary adjustments (consisting of only normal recurring items) so that the Condensed Consolidated Financial Statements are presented fairly and that estimates made in preparing its Condensed Consolidated Financial Statements are reasonable. The operating results presented for interim periods are not necessarily indicative of the results that may be expected for any other interim period or for the entire year. These Condensed Consolidated Financial Statements should be read in conjunction with the audited consolidated financial statements included in the Manager's 20-F for the year ended December 31, 2022.

Use of Estimates
Use of Estimates
The preparation of the Condensed Consolidated Financial Statements in accordance with U.S. GAAP requires management to make estimates that affect the amounts reported in the Condensed Consolidated Financial Statements and accompanying notes. Management believes that estimates utilized in the preparation of the Condensed Consolidated Financial Statements are reasonable. Such estimates include those used in the valuation of investments and financial instruments, the measurement of deferred tax balances (including valuation allowances) and the accounting for share-based and performance-based compensation. Actual results may differ from those estimates and such differences may be material.
Consolidation
Consolidation
The Manager consolidates all entities that it controls through a majority voting interest and all variable interest entities (“VIE”) for which it is the primary beneficiary. An enterprise is determined to be the primary beneficiary of a VIE if it holds a controlling financial interest. A controlling financial interest is defined as (a) the power to direct the activities of a VIE that most significantly impact the entity’s economic performance and (b) the obligation to absorb losses of the entity or the right to receive benefits from the entity that could potentially be significant to the VIE. The Manager determines whether it is the primary beneficiary of a VIE at the time it becomes involved with a VIE and upon events warranting reconsideration. In determining whether the Manager is the primary beneficiary, the company evaluates its control rights as well as economic interests in the entity held either directly or indirectly by the company. The consolidation analysis can generally be performed qualitatively; however, if it is not readily apparent that the company is not the primary beneficiary, a quantitative analysis may also be performed. Investments and redemptions (either by the Manager, affiliates of the company or third parties) and amendments to governing documents could affect an entity’s status as a VIE or the determination of the primary beneficiary. As at June 30, 2023, the Manager is not the primary beneficiary of any VIE.
All intercompany balances and transactions have been eliminated on consolidation.

Cash and Cash Equivalents
Cash and Cash Equivalents
Cash and cash equivalents represent cash on hand and cash held in banks. Interest income from cash and cash equivalents is recorded in the Condensed Consolidated Statements of Comprehensive Income.

Equity Method Investments
Equity Method Investments
Investments in which the Manager is deemed to exert significant influence, but not control are accounted for using the equity method of accounting. The Manager has significant influence over Brookfield Asset Management ULC and therefore accounts for its investment under the equity method.
The carrying value of equity method investments is determined based on amounts invested by the Company, adjusted for the equity in earnings or losses of the investee allocated based on the relevant agreements, less distributions received. Further, the carrying value of the equity method investment is adjusted as a result of any share-based awards granted by the Manager to employees of Brookfield Asset Management ULC. Under the equity method of accounting, the Manager's share of earnings from equity investments is included in the share of income from equity method investments in the Condensed Consolidated Statement of Comprehensive Income. The Manager evaluates its equity method investments for impairment whenever events or changes in circumstances indicate that the carrying amounts of such investments may not be recoverable.
Refer to Note 3 for further details of the Manager's equity accounted investments.

Other Assets	Other Assets Other assets include investments in options to acquire shares of the Company. The Manager has elected the measurement alternative for equity investments without readily determinable fair values to be measured at cost minus impairment, if any.
Operating Recoveries
Operating Recoveries
Operating Recoveries relates to the AMSA between the Manager and Brookfield Asset Management ULC and the Relationship Agreement between the Manager, Brookfield Asset Management ULC and the Corporation.
Under the perpetual AMSA, recoveries are recognized on a cost recovery basis such that neither party receives financial gain nor suffers financial loss. Income generated under the AMSA relating to these services is recognized as Operating Recoveries in the Condensed Consolidated Statement of Comprehensive Income on a gross basis as and when the services are performed by the Manager.
Under the Relationship Agreement, certain employee share-based and performance-based compensation costs are recovered from the Corporation. Income generated under the Relationship Agreement relating to these awards is recognized as Operating Recoveries in the Condensed Consolidated Statement of Comprehensive Income on a gross basis.
Certain liability classified share-based awards covered by the AMSA and Relationship Agreement are required to be revalued at each balance sheet date. As a result, where the revaluation results in an increase in the equity award liability, the Corporation and Brookfield Asset Management ULC will reimburse the Manager while conversely, where the revaluation results in a decrease in the equity award liability, the Manager will be responsible for refunding the difference to the Corporation or Brookfield Asset Management ULC.
Under the TSA, the Manager is responsible for the costs of transitional services provided by Brookfield Asset Management ULC and the Corporation. Such costs are recognized as Operating Recoveries in the Condensed Consolidated Statement of Comprehensive Income when services are performed.
To the extent that Brookfield Asset Management ULC makes payments to the Manager under the AMSA for share-based awards before they vest, such prepayments are recognized by the Manager as deferred income included in Accounts payable and accrued liabilities on the Condensed Consolidated Balance Sheet.
Compensation and Benefits
Compensation and Benefits
Compensation consists of (a) salary and bonus, and benefits paid and payable to employees and (b) share-based compensation associated with the grants of share-based awards to employees of the Manager. Compensation cost relating to the issuance of share-based awards to senior management and employees of the Manager is accounted for in accordance with ASC 718, Compensation - Stock Compensation, which measures the equity-classified awards at fair value at the grant date and expensed over the vesting period. Cash settled share-based awards and awards settled in a variable number of shares for a fixed monetary amount are classified as liabilities and are remeasured at the end of each reporting period.
In the normal course of business, the Manager issues share-based compensation awards to employees of Brookfield Asset Management ULC. Such awards are accounted for as awards issued to employees of equity method investees under ASC 323 Investments – Equity Method and Joint Ventures. As the awards vest, the Manager recognizes the entire cost of the awards as an expense included in share of income from equity method investments, as no proportionate funding by the other investors occurs and the Manager does not receive any increase in its relative ownership percentage of Brookfield Asset Management ULC. However, the cost associated with the investor’s ownership interest is recognized when the Manager recognizes its share of Brookfield Asset Management ULC’s earnings. Brookfield Asset Management ULC reimburses the Manager for such awards, which the Manager recognizes as income included in share of income from equity method investments in the same period as the associated cost of issuing the awards. As such, this arrangement with Brookfield Asset Management ULC has no net impact on the Manager’s Condensed Consolidated Statement of Comprehensive Income. To the extent that Brookfield Asset Management ULC reimburses the Manager for such awards before they vest, the Manager recognizes the advanced reimbursement in additional paid-in capital.
Carried Interest Compensation Expense
Carried Interest Compensation Expense
Carried interest is performance-based compensation associated with realized or unrealized carried interest earned on the performance of investments on a fund-by-fund basis. Employees of the Manager earn carried interest compensation which is subject to both positive and negative adjustments and recoverable from Brookfield Asset Management ULC to the Manager and the Corporation under the terms of both the ASMA and the Relationship Agreement.

Related Parties
Related Parties
In the normal course of operations, the Manager enters into various transactions on market terms with related parties, including amounts in Due from/to affiliates. The Manager and its subsidiaries may also transact with entities that share a common parent. Amounts owed to and by equity method investments are not eliminated on consolidation. See Note 7 for further detail.

Dividends	Dividends Dividends are reflected in the Condensed Consolidated Financial Statements when declared.
Earnings per Share
Earnings per Share
The Manager uses the two class method to calculate basic and diluted net income per share. Undistributed earnings for each period are allocated to participating securities based on the contractual participation rights of the security to share in the current earnings as if all current period earnings had been distributed. Undistributed losses are not allocated to participating securities that do not have a contractual obligation to share in losses.
Diluted net income per share reflects the impact of dilutive instruments, which are generally determined using the treasury stock method. For potentially dilutive instruments that are also participating securities, the treasury stock method or the two-class method, whichever, produces the more diluted result, is used to determine diluted net income per share.